Other Current assets (Tables)	12 Months Ended
Dec. 31, 2013
Other Assets [Abstract]
Other Current Assets
	December 31,
	2012	2013
Inventories	$29,272	$25,640
Deferred mobilization expenses	46,407	75,804
Prepayments and advances	18,220	19,347
Swap cash collateral	8,000	-
Other	20,876	13,084
	$122,775	$133,875